Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 41,079	¥ 28,948
Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	130	14
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	36,491	25,735
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	4,019	5,164
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	80	2,887
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	4,469	4,471
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	25,710	10,116
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	264	795
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	1,819	2,288
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 4,588	¥ 3,213